Note 1 - Organization and Formation 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Organization and Formation

Alternus Clean Energy, Inc. (the “Company”) was incorporated in Delaware on May 14, 2021 and was originally known as Clean Earth Acquisitions Corp. (“Clean Earth”).

On October 12, 2022, Clean Earth entered into a Business Combination Agreement, as amended by that certain First Amendment to the Business Combination Agreement, dated as of April 12, 2023 (the “First BCA Amendment”) (as amended by the First BCA Amendment, the “Initial Business Combination Agreement”), and as amended and restated by that certain Amended and Restated Business Combination Agreement, dated as of December 22, 2023 (the “A&R BCA”) (the Initial Business Combination Agreement, as amended and restated by the A&R BCA, the “Business Combination Agreement”), by and among Clean Earth, Alternus Energy Group Plc (“AEG”) and the Sponsor. Following the approval of the Initial Business Combination Agreement and the transactions contemplated thereby at the special meeting of the stockholders of Clean Earth held on December 4, 2023, the Company consummated the Business Combination on December 22, 2023. In accordance with the Business Combination Agreement, Clean Earth issued and transferred 11,500 shares of common stock of Clean Earth, par value $0.0001 per share, to AEG, and AEG transferred to Clean Earth, and Clean Earth received from AEG, all of the issued and outstanding equity interests in the Acquired Subsidiaries (as defined in the Business Combination Agreement) (the “Equity Exchange,” and together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). In connection with the Closing, the Company changed its name from Clean Earth Acquisition Corp. to Alternus Clean Energy, Inc.

Clean Earth’s (SPAC) only pre-combination assets were cash and investments and the SPAC did not meet the definition of a business in accordance with U.S. GAAP. Therefore, the substance of the transaction was a recapitalization of the target (AEG) rather than a business combination or an asset acquisition. In such a situation, the transaction is accounted for as though the target issued its equity for the net assets of the SPAC and, since a business combination has not occurred, no goodwill or intangible assets would be recorded. As such, AEG was considered the accounting acquirer and these consolidated financial statements represent a continuation of the consolidated financial statements of the AEG Acquired Subsidiaries. Assets and liabilities of AEG are presented at their historical carrying values.

Alternus Clean Energy, Inc. is a holding company that operates through the following 8 subsidiaries as of March 31, 2026:

	Principal	Date Acquired /		Country of
Subsidiary	Activity	Established	ALTN Ownership	Operations
Alternus Europe Limited f/k/a AEG JD 03 Limited	Holding Company	21 March 2022	Alternus Lux 01 S.a.r.l.	Ireland
Alternus LUX 01 S.a.r.l.	Holding Company	5 October 2022	Alternus Clean Energy, Inc.	Luxembourg
Alt Alliance LLC	Holding Company	September 2023	Alternus Clean Energy, Inc.	USA
AEG MH 04 Limited	Holding Company	16 January 2024	Alternus Lux 01 S.a.r.l.	Ireland
ALT POL HC 02 sp. z.o.o.	Holding Company	20 January 2023	Alternus Europe Limited	Poland
ALANTEAN LLC	Joint Venture	10 April 2024	Alt Alliance LLC	USA
BESS LLC	Holding Company	10 December 2024	Alternus Clean Energy, Inc.	USA
EverOn Energy LLC	Joint Venture	24 March 2025	Alternus Clean Energy, Inc.	USA

The Company's primary commercial vehicle is EverOn Energy LLC ("EverOn"), a joint venture formed with Hover Energy LLC, through which it develops and will operate Wind Powered Microgrids™ for blue-chip corporate clients across four high-value verticals: big box retail, real estate, education, and manufacturing. Upon commercial launch, customers will receive energy under long-term, 25-year Energy-as-a-Service ("EaaS") contracts at rates at or below what they currently pay to their grid provider, with no upfront capital expenditure required. This model is designed to deliver immediate and measurable cost savings to customers while generating stable, long-term recurring revenues for the Company. See Note 5 for more details on EverOn.

1.	Organization and Formation

Alternus Clean Energy, Inc. (the “Company”) was incorporated in Delaware on May 14, 2021 and was originally known as Clean Earth Acquisitions Corp. (“Clean Earth”).

On October 12, 2022, Clean Earth entered into a Business Combination Agreement, as amended by that certain First Amendment to the Business Combination Agreement, dated as of April 12, 2023 (the “First BCA Amendment”) (as amended by the First BCA Amendment, the “Initial Business Combination Agreement”), and as amended and restated by that certain Amended and Restated Business Combination Agreement, dated as of December 22, 2023 (the “A&R BCA”) (the Initial Business Combination Agreement, as amended and restated by the A&R BCA, the “Business Combination Agreement”), by and among Clean Earth, Alternus Energy Group Plc (“AEG”) and the Sponsor. Following the approval of the Initial Business Combination Agreement and the transactions contemplated thereby at the special meeting of the stockholders of Clean Earth held on December 4, 2023, the Company consummated the Business Combination on December 22, 2023. In accordance with the Business Combination Agreement, Clean Earth issued and transferred 2,300,000 shares of common stock of Clean Earth, par value $0.0001 per share, to AEG, and AEG transferred to Clean Earth, and Clean Earth received from AEG, all of the issued and outstanding equity interests in the Acquired Subsidiaries (as defined in the Business Combination Agreement) (the “Equity Exchange,” and together with the other transactions contemplated by the Business Combination Agreement, the “Business Combination”). In connection with the Closing, the Company changed its name from Clean Earth Acquisition Corp. to Alternus Clean Energy, Inc.

Clean Earth’s (SPAC) only pre-combination assets were cash and investments and the SPAC did not meet the definition of a business in accordance with US GAAP. Therefore, the substance of the transaction was a recapitalization of the target (AEG) rather than a business combination or an asset acquisition. In such a situation, the transaction is accounted for as though the target issued its equity for the net assets of the SPAC and, since a business combination has not occurred, no goodwill or intangible assets would be recorded. As such, AEG is considered the accounting acquirer and these consolidated financial statements represent a continuation of AEG’s financial statements. Assets and liabilities of AEG are presented at their historical carrying values.

Alternus Clean Energy Inc. is a holding company that operates through the following eight operating subsidiaries as of December 31, 2025:

	Principal	Date Acquired /		Country of
Subsidiary	Activity	Established	ALTN Ownership	Operations
Alternus Europe Limited f/k/a AEG JD 03 Limited	Holding Company	21 March 2022	Alternus Lux 01 S.a.r.l.	Ireland
Alternus LUX 01 S.a.r.l.	Holding Company	5 October 2022	Alternus Clean Energy, Inc.	Luxembourg
Alt Alliance LLC	Holding Company	September 2023	Alternus Clean Energy, Inc.	USA
AEG MH 04 Limited	Holding Company	16 January 2024	Alternus Lux 01 S.a.r.l.	Ireland
ALT POL HC 02 sp. z.o.o.	Holding Company	20 January 2023	Alternus Europe Limited	Poland
ALANTEAN LLC	Joint Venture	10 April 2024	Alt Alliance LLC	USA
BESS LLC	Holding Company	10 December 2024	Alternus Clean Energy, Inc.	USA
EverOn Energy LLC	Joint Venture	24 March 2025	Alt Alliance LLC (51%)	USA

The Company's primary commercial vehicle is EverOn Energy LLC ("EverOn"), a joint venture formed with Hover Energy LLC, through which it develops and operates Wind Powered Microgrids™ for blue-chip corporate clients across four high-value verticals: big box retail, real estate, education, and manufacturing. Customers receive energy under long-term, 25-year Energy-as-a-Service ("EaaS") contracts at rates at or below what they currently pay to their grid provider, with no upfront capital expenditure required. This model is designed to deliver immediate and measurable cost savings to customers while generating stable, long-term recurring revenues for the Company. See Footnote 6 for more details on EverOn.